CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF INCOME
Net sales, special charges					$ 29.6				$ 29.6
Cost of sales, special charges	11.6	3.2	3.1	76.0	3.6	4.5	0.8	93.9	8.9
Interest expense, special charges	1.1			18.2	1.5			19.3	1.5
Net income (loss) attributable to noncontrolling interest, special charges				$ 4.5				$ 4.5